ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SHORT-TERM BOND FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 27.0%
FINANCIAL INSTITUTIONS 7.5%
Banking 3.2%
Citigroup, 3.625%, 2/9/09	4,840	4,861
Citigroup, 5.85%, 7/2/13	3,750	3,971
Credit Suisse First Boston, 3.875%, 1/15/09	5,050	5,088
Islandbanki, VR, 4.418%, 10/15/08 (1)	7,580	7,347
JP Morgan, 6.25%, 1/15/09	6,500	6,625
Key Bank, 4.412%, 3/18/08	2,015	2,016
Keycorp, 4.70%, 5/21/09	1,695	1,719
Suntrust Banks, 7.75%, 5/1/10	5,000	5,402
U.S. Bank, 6.375%, 8/1/11	2,150	2,305
Wells Fargo, 4.20%, 1/15/10	7,660	7,823
World Savings Bank, 4.125%, 12/15/09	5,880	5,973
		53,130
Brokerage 0.7%
Goldman Sachs, 6.875%, 1/15/11	6,075	6,576
Merrill Lynch, VR, 5.47%, 3/2/09	5,645	5,702
		12,278
Finance Companies 2.1%
CIT Group, VR, 3.215%, 8/15/08	4,230	4,149
Countrywide Home Loans, 3.25%, 5/21/08	3,045	2,976
Countrywide Home Loans, 4.125%, 9/15/09	5,650	5,085
GATX, 5.50%, 2/15/12	5,670	5,805
GE Capital, 5.25%, 10/19/12	7,900	8,273
SLM Corporation, VR, 5.43%, 4/1/09	8,065	7,437
SLM Corporation, VR, 5.59%, 2/1/10	130	113
		33,838
Insurance 0.5%
Hartford Financial Services, 5.25%, 10/15/11	1,305	1,340
Principal Life Income Funding, 5.20%, 11/15/10	1,510	1,590
Travelers Property Casualty, 3.75%, 3/15/08	1,425	1,425
WellPoint, 5.00%, 1/15/11	4,040	4,145
		8,500
Real Estate Investment Trusts 1.0%
Avalonbay Communities, 6.625%, 9/15/11	7,540	7,802
Simon Property Group, 4.60%, 6/15/10	6,655	6,680
Vornado Realty, 4.50%, 8/15/09	1,435	1,408
		15,890
Total Financial Institutions		123,636
INDUSTRIAL 17.1%
Basic Industry 0.3%
Alcoa, 7.375%, 8/1/10	2,000	2,144
Lubrizol, 5.875%, 12/1/08	150	152
Rio Tinto, 2.625%, 9/30/08	2,540	2,526
		4,822
Capital Goods 2.0%
Boeing Capital, 7.375%, 9/27/10	4,030	4,460
Caterpillar Financial Services, 4.50%, 9/1/08	5,240	5,274
CRH America, 5.30%, 10/15/13	2,825	2,774
Honeywell International, 4.25%, 3/1/13	4,715	4,788
John Deere Capital, 4.95%, 12/17/12	11,880	12,473
Northrop Grumman, 7.125%, 2/15/11	3,250	3,564
		33,333
Communications 4.3%
AT&T, 4.95%, 1/15/13	3,000	3,090
AT&T, VR, 3.278%, 11/14/08	3,790	3,792
British Telecommunications, 5.15%, 1/15/13	6,500	6,657
Comcast Cable Communications, 6.75%, 1/30/11	4,148	4,383
Cox Enterprises, 4.375%, 5/1/08 (1)	4,955	4,955
Deutsche Telekom International Finance, 3.875%, 7/22/08	3,225	3,236
France Telecom, STEP, 7.75%, 3/1/11	2,710	2,959
News America Holdings, 7.375%, 10/17/08	4,675	4,740
Sprint Capital, 7.625%, 1/30/11	4,435	3,904
Telecom Italia Capital, 4.00%, 1/15/10	4,145	4,136
Telefonica Emisiones, 5.984%, 6/20/11	5,290	5,535
Telefonos de Mexico, 4.50%, 11/19/08	4,470	4,487
Time Warner Cable, 5.40%, 7/2/12	7,250	7,311
Time Warner Entertainment, 7.25%, 9/1/08	4,955	5,028
Verizon Communications, 4.35%, 2/15/13	2,600	2,631
Verizon Global Funding, 7.25%, 12/1/10	4,030	4,412
		71,256
Consumer Cyclical 2.3%
Centex, 4.55%, 11/1/10	4,225	3,741
D.R. Horton, 4.875%, 1/15/10	2,725	2,556
DaimlerChrysler, VR, 3.562%, 8/3/09	6,780	6,705
Harrah's Operating, 5.50%, 7/1/10	6,060	5,363
Home Depot, 3.75%, 9/15/09	4,265	4,235
Home Depot, 5.20%, 3/1/11	2,855	2,897
Nissan Motor Acceptance Corporation, 4.625%, 3/8/10 (1)	4,435	4,532
Pulte Homes, 4.875%, 7/15/09	2,720	2,624
Viacom, 5.75%, 4/30/11	3,580	3,696
Wal-Mart Stores, 6.875%, 8/10/09	1,950	2,063
		38,412
Consumer Non-Cyclical 3.0%
Biogen Idec, 6.00%, 3/1/13	7,260	7,367
Bunge Limited Finance, 4.375%, 12/15/08	7,195	7,187
Genentech, 4.40%, 7/15/10	4,685	4,837
General Mills, 6.378%, 10/15/08	5,190	5,172
McCormick & Co., 3.35%, 4/15/09	4,030	4,062
McCormick & Co., 5.80%, 7/15/11	2,730	2,926
Medtronic, 4.375%, 9/15/10	5,375	5,542
SABmiller, 6.20%, 7/1/11 (1)	6,040	6,405
Safeway, 4.125%, 11/1/08	2,335	2,342
Whirlpool, 6.125%, 6/15/11	3,970	4,187
		50,027
Energy 2.0%
Amerada Hess, 6.65%, 8/15/11	4,500	4,884
Amerada Hess, 7.375%, 10/1/09	2,865	3,074
Conoco Phillips Canada, 5.30%, 4/15/12	6,940	7,341
Devon Financing, 6.875%, 9/30/11	6,655	7,326
Encana, 4.60%, 8/15/09	4,515	4,601
Premcor Refining Group, 6.75%, 2/1/11	4,165	4,518
Transocean, 5.25%, 3/15/13	1,500	1,573
		33,317
Technology 1.7%
Dun & Bradstreet, 5.50%, 3/15/11	6,900	7,167
Hewlett-Packard, 4.50%, 3/1/13	5,700	5,816
National Semiconductor, 6.15%, 6/15/12	3,260	3,448
Oracle, 5.00%, 1/15/11	11,145	11,549
		27,980
Transportation 1.5%
ERAC USA Finance Company, 7.95%, 12/15/09 (1)	5,690	6,119
Federal Express, 3.50%, 4/1/09	2,400	2,405
Federal Express, 5.50%, 8/15/09	5,029	5,189
Southwest Airlines, 6.50%, 3/1/12	9,400	9,843
		23,556
Total Industrial		282,703
UTILITY 2.4%
Electric 1.5%
Alabama Power, 4.85%, 12/15/12	1,000	1,047
Centerpoint Energy, 5.875%, 6/1/08	4,030	4,032
Niagara Mohawk Power, 7.75%, 10/1/08	1,770	1,813
NiSource Finance, VR, 3.663%, 11/23/09	5,240	5,087
Pacific Gas & Electric, 3.60%, 3/1/09	5,000	5,023
PPL Capital Funding, 4.33%, 3/1/09	3,840	3,860
Virginia Electric & Power, 5.10%, 11/30/12	3,810	3,990
		24,852
Natural Gas 0.9%
Enterprise Products Operations, 4.95%, 6/1/10	5,000	5,117
Kinder Morgan, 6.50%, 9/1/12	4,600	4,657
Spectra Energy Capital, 7.50%, 10/1/09	4,840	5,075
		14,849
Total Utility		39,701

Total Corporate Bonds (Cost $440,983)		446,040
ASSET-BACKED SECURITIES 11.4%
Car Loan 6.5%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	5,460	5,365

Bay View Auto Trust
Series 2005-3, Class A4
5.01%, 6/25/14	9,928	9,942

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	2,270	2,336

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4B, VR
3.231%, 3/20/10 (1)	8,650	8,617

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (1)	1,215	1,223

DaimlerChrysler Auto Trust
Series 2008-A, Class A3A
3.70%, 6/8/12	7,500	7,526

Harley-Davidson Motorcycle Trust
Series 2003-3, Class A2
2.76%, 5/15/11	1,203	1,200

Harley-Davidson Motorcycle Trust
Series 2003-4, Class A2
2.69%, 4/15/11	1,489	1,485

HSBC Automotive Trust
Series 2006-2, Class A4
5.67%, 5/17/13	6,384	6,574

Hyundai Auto Receivables Trust
Series 2004-A, Class A4
3.54%, 8/15/11	640	641

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	4,620	4,718

M & I Auto Loan Trust
Series 2005-1, Class A4
4.86%, 3/21/11	5,292	5,338
Nissan Auto Receivables Owner Trust
Series 2004-A, Class A4
2.76%, 7/15/09	1,979	1,977

Nissan Auto Receivables Owner Trust
Series 2008-A, Class A3
3.89%, 7/15/10	4,250	4,259

Onyx Acceptance Grantor Trust
Series 2004-B, Class A4
3.89%, 2/15/11	319	318

Onyx Acceptance Grantor Trust
Series 2005-A, Class A4
3.91%, 9/15/11	7,593	7,607

Triad Auto Receivables Owner Trust
Series 2004-A, Class A4
2.50%, 9/13/10	456	451

Triad Auto Receivables Owner Trust
Series 2006-B, Class A3
5.41%, 8/12/11	3,580	3,621

USAA Auto Owner Trust
Series 2005-2, Class A4
4.17%, 2/15/11	5,712	5,743

USAA Auto Owner Trust
Series 2005-3, Class A3
4.55%, 2/16/10	280	281

USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, 2/15/12	5,750	5,891

USAA Auto Owner Trust
Series 2008-1, Class A3
4.16%, 4/16/12	2,000	2,024

Volkswagen Auto Lease Trust
Series 2006-A, Class A4
5.54%, 4/20/11	6,775	6,845

Wachovia Auto Owner Trust
Series 2006-A, Class A4
5.38%, 3/20/13	6,342	6,474

Wachovia Auto Owner Trust
Series 2007-1, Class A3A
5.29%, 4/20/12	5,700	5,859
WFS Financial Owner Trust
Series 2004-2, Class C
3.20%, 11/21/11	147	147

World Omni Auto Receivables Trust
Series 2005-A, Class A4
3.82%, 11/12/11	692	693
		107,155

Credit Card 2.5%
Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
3.411%, 6/16/14	7,695	6,745

Bank One Issuance Trust
Series 2004-A6, Class A6
3.94%, 4/16/12	720	729

Cabela's Credit Card Master Trust
Series 2005-1A, Class A1
4.97%, 10/15/13 (1)	3,970	4,129

Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3, VR
3.411%, 4/15/13	2,645	2,428

Capital One Multi-Asset Executive Trust
Series 2003-C4, Class C4
6.00%, 8/15/13	6,755	6,589

Capital One Multi-Asset Executive Trust
Series 2005-A2, Class A2
4.05%, 2/15/11	720	719

Citibank Credit Card Issuance Trust
Series 2006-A2, Class A2
4.85%, 2/10/11	7,525	7,628

GE Capital Credit Card Master Note Trust
Series 2007-3, Class C, VR
3.421%, 6/15/13	3,525	3,219

MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3, VR
3.411%, 10/15/13	4,100	3,621
Nordstrom Private Label Credit Card Master Trust
Series 2007-1A, Class A
4.92%, 5/15/13 (1)	5,775	5,961
		41,768

Home Equity 0.6%
BankBoston Home Equity Loan Trust
Series 1998-2, Class A6
6.64%, 12/25/28	2,607	2,712

Chase Funding Mortgage Loan
Series 2002-4, Class 2A1, VR
3.875%, 10/25/32	495	487

Chase Funding Mortgage Loan
Series 2003-3, Class 1A6
3.717%, 10/25/14	5,882	5,713

Residential Asset Mortgage Products
Series 2003-RZ2, Class A1, CMO, VR
3.60%, 4/25/33	1,034	973

Sovereign Bank Home Equity Loan Trust
Series 2000-1, Class A6
7.25%, 2/25/15	229	212
		10,097

Other Asset-Backed Securities 1.5%
FPL Recovery Funding
Series 2007-A, Class A2
5.044%, 8/1/15	8,940	9,170

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (1)	102	103

John Deere Owner Trust
Series 2005-A, Class A4
4.16%, 5/15/12	1,860	1,874

John Deere Owner Trust
Series 2006-A, Class A4
5.39%, 6/17/13	6,741	6,879
John Deere Owner Trust
Series 2007-A, Class A3
5.04%, 7/15/11	3,850	3,851

Marriott Vacation Club Owner Trust
Series 2005-2, Class A
5.25%, 10/20/27 (1)	2,222	2,325

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (1)	1,377	1,440
		25,642

Stranded Utility 0.3%
Centerpoint Energy Transportation Board
Series 2005-A, Class A2
4.97%, 8/1/14	1,345	1,384

PP&L Transition Bond Company
Series 1999-1, Class A8
7.15%, 6/25/09	3,089	3,143

		4,527

Total Asset-Backed Securities (Cost $188,825)		189,189

NON-U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES 7.3%
Collateralized Mortgage Obligations 1.0%
Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.094%, 2/25/34	2,141	2,102

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
4.748%, 9/25/34	4,799	4,731

Ryland-Mercury Saving Trust
Series 1998-MS2, Class A, CMO, ARM
5.76%, 10/25/18	12	12

Washington Mutual Alternative Mortgage
Series 2005-4, Class CB1, CMO, ARM
3.585%, 6/25/35	261	261
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, ARM
4.541%, 3/25/35	2,121	2,098

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 3A1, CMO, VR
4.935%, 3/25/35	2,689	2,678

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.023%, 9/25/36	5,691	5,698
		17,580

Commercial Mortgage Backed Securities 6.3%
Banc of America Commercial Mortgage
Series 2003-1, Class A1, CMO
3.878%, 9/11/36	2,698	2,616

Banc of America Commercial Mortgage
Series 2004-6, Class A1, CMO
3.801%, 12/10/42	28	28

Bear Stearns Commercial Mortgage Securities
Series 1998-C1, Class A2, CMO
6.44%, 6/16/30	2,974	2,992

Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A1, CMO
3.688%, 11/11/41	40	40

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A1, CMO
4.498%, 9/11/42	3,588	3,538

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A1, CMO, VR
5.546%, 9/11/38	5,080	5,078

Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	53	52

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A1, CMO
5.047%, 7/15/44	5,243	5,204

Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A1, CMO
4.771%, 9/15/39	5,174	5,101
Credit Suisse Mortgage Capital Certificates
Series 2007-C1, Class A1, CMO
5.227%, 2/15/40	3,732	3,700

Credit Suisse Mortgage Capital Certificates
Series 2007-C4, Class A1, CMO
5.54%, 9/15/39	1,320	1,313

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	4,413	4,585

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	2,509	2,491

Greenwich Capital Commerical Funding
Series 2004-GGIA, Class A3, CMO
4.344%, 6/10/36	4,002	3,960

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	6,900	6,767

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A3, CMO
4.569%, 8/10/42	2,554	2,422

Greenwich Capital Commerical Funding
Series 2007-GG9, Class A1, CMO
5.233%, 3/10/39	3,120	3,085

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class A1, CMO
4.613%, 10/15/42	328	326

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB17, Class A1, CMO
5.279%, 12/12/43	5,365	5,315

JPMorgan Chase Commercial Mortgage Securities
Series 2006-LDP9, Class A1, CMO
5.17%, 5/15/47	5,929	5,875

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	3,409	3,385

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	7,300	7,153
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 6/15/29	6,725	6,663
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A1, CMO
5.018%, 2/15/31	7,501	7,448
Morgan Stanley Capital I
Series 2006-T23, Class A1, CMO
5.682%, 8/12/41	5,199	5,206
Morgan Stanley Capital I
Series 2007-T27, Class A1, CMO
5.606%, 6/11/42	8,531	8,451
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A1, CMO
5.38%, 1/15/39	1,116	1,143
		103,937
Total Non-U.S. Government Mortgage-Backed Securities (Cost $122,775)		121,517

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 27.0%
U.S. Government Agency Obligations 26.8% (2)
Federal Home Loan Mortgage
5.00%, 10/1/18 - 11/1/18	10,965	11,131
5.50%, 11/1/21	2,970	3,048
6.00%, 11/1/11 - 8/1/22	20,912	21,622
6.28%, 10/27/31	86	89
10.75%, 12/1/09	6	6
Federal Home Loan Mortgage, ARM
4.211%, 2/1/33	86	88
4.641%, 7/1/35	3,077	3,126
4.699%, 2/1/35	4,618	4,685
4.809%, 11/1/34	1,335	1,352
5.05%, 11/1/35	1,417	1,438
5.129%, 1/1/36	5,690	5,849
5.336%, 2/1/37	2,435	2,471
5.38%, 2/1/37	2,631	2,677
5.384%, 1/1/36	704	722
5.54%, 10/1/36	16,349	16,906
5.914%, 2/1/37	6,717	6,912
5.92%, 1/1/37	1,457	1,497
5.979%, 12/1/36	5,570	5,722
6.001%, 11/1/36	2,753	2,823
6.892%, 10/1/33	35	36
6.895%, 2/1/34	161	164
Federal Home Loan Mortgage, CMO
4.00%, 1/15/22	848	847
5.00%, 1/15/19 - 1/15/28	30,200	30,794
6.00%, 9/15/13 - 1/15/30	37,366	39,251
6.50%, 11/15/20 - 8/15/30	9,487	9,888
Federal Home Loan Mortgage, CMO, IO
4.50%, 5/15/16 - 4/15/18	3,777	339
Federal National Mortgage Assn.
4.50%, 5/1/18 - 11/1/20	41,036	41,194
5.00%, 1/1/09 - 10/1/21	21,236	21,524
5.50%, 5/1/16 - 12/1/34	29,040	29,733
5.82%, 2/1/09	398	400
6.00%, 5/1/21 - 2/1/36	52,933	54,394
Federal National Mortgage Assn., ARM
3.816%, 10/1/33	6,211	6,321
4.582%, 7/1/35	3,769	3,824
4.626%, 7/1/34	184	185
4.964%, 1/1/34	351	359
5.316%, 12/1/35	1,306	1,342
5.322%, 5/1/17 - 11/1/20	67	68
5.343%, 12/1/35	1,477	1,518
5.375%, 6/1/18 - 7/1/18	18	18
5.42%, 3/1/18	2	2
5.422%, 10/1/17 - 7/1/27	78	79
5.447%, 3/1/20	14	14
5.45%, 9/1/37	3,448	3,511
5.459%, 5/1/24	13	14
5.466%, 3/1/19	1	1
5.472%, 6/1/37	2,474	2,558
5.483%, 12/1/16	4	3
5.50%, 11/1/17	20	20
5.533%, 12/1/35	2,165	2,225
5.54%, 1/1/37	2,688	2,745
5.542%, 7/1/36	5,390	5,565
5.629%, 1/1/19	50	51
5.647%, 12/1/35	602	616
5.781%, 1/1/35	249	251
5.798%, 9/1/37	3,274	3,365
5.947%, 2/1/33	112	114
5.982%, 9/1/36	1,691	1,736
6.028%, 12/1/36	2,049	2,109
6.41%, 12/1/32	476	482
6.456%, 10/1/32	186	189
6.899%, 9/1/32	243	246
7.044%, 7/1/33	35	36
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	2,323	2,320
4.00%, 5/25/16	2,467	2,473
4.50%, 6/25/13	510	511
5.00%, 5/25/16 - 1/25/20	5,578	5,738
5.50%, 6/25/10 - 5/25/27	20,264	20,809
5.61%, 1/25/32	62	64
5.875%, 9/25/28	13	13
Federal National Mortgage Assn., TBA
4.50%, 1/1/19	21,000	20,993
5.00%, 1/1/20	12,400	12,543
Freddie Mac Stated Final, CMO
3.32%, 12/15/11	3,222	3,217
4.00%, 12/15/22	87	87
5.50%, 7/15/28	14,490	15,037
		444,100
U.S. Government Obligations 0.2%
Government National Mortgage Assn.
6.00%, 7/15/17	1,125	1,168
7.00%, 9/15/12 - 12/15/13	705	737
9.50%, 8/15/09	—	—
10.00%, 11/15/09 - 10/20/20	21	25
10.50%, 11/15/15	10	11
11.00%, 4/20/14	—	—
11.25%, 7/15/13	19	21
11.50%, 3/15/10 - 12/15/15	120	134
11.75%, 8/15/13	49	54
Government National Mortgage Assn., CMO, 4.287%, 1/16/30	231	244
		2,394
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $437,015)		446,494
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 13.9%
U.S. Government Agency Obligations 4.4% (2)
Federal Agriculture Mortgage, 4.25%, 7/29/08	200	201
Federal Home Loan Bank, 3.875%, 1/15/10	360	370
Federal Home Loan Mortgage, 4.00%, 12/15/09	135	139
Federal Home Loan Mortgage, 4.125%, 10/18/10	32,650	33,964
Federal Home Loan Mortgage, 4.25%, 7/15/09	860	883
Federal Home Loan Mortgage, 5.125%, 4/18/08	438	439
Federal National Mortgage Assn., 3.25%, 8/15/08	11,438	11,468
Federal National Mortgage Assn., 5.25%, 1/15/09	445	456
Federal National Mortgage Assn., 5.446%, 2/17/09	9,760	9,848
Federal National Mortgage Assn., 6.375%, 6/15/09	13,860	14,581
		72,349
U.S. Treasury Obligations 9.5%
U.S. Treasury Notes, 2.625%, 3/15/09	22,600	22,826
U.S. Treasury Notes, 3.375%, 11/15/08	5,100	5,158
U.S. Treasury Notes, 4.125%, 8/15/08	388	392
U.S. Treasury Notes, 4.375%, 12/15/10	38,100	40,749
U.S. Treasury Notes, 4.50%, 11/15/10	36,000	38,576
U.S. Treasury Notes, 4.625%, 3/31/08	274	275
U.S. Treasury Notes, 4.75%, 1/31/12	45,250	49,612
		157,588
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $222,544)		229,937
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 3.8%
Government Guaranteed 0.2%
Landwirtschaftliche Rentenbank, 3.75%, 6/15/09	4,030	4,074
		4,074
Owned No Guarantee 0.8%
Abu Dhabi National Energy, 5.62%, 10/25/12 (1)	7,035	7,235
Pemex Project Funding Master Trust, VR, 6.291%, 6/15/10 (1)	5,645	5,687
		12,922
Treasuries 2.8%
New South Wales Treasury, 8.00%, 3/1/08 (AUD)	8,575	7,988
United Mexican States, 8.00%, 12/24/08 (MXN)	114,815	10,748
United Mexican States, 8.00%, 12/19/13 (MXN)	148,680	14,190
United Mexican States, 9.00%, 12/24/09 (MXN)	136,925	13,113
		46,039
Total Foreign Government Obligations & Municipalities (Cost $60,890)		63,035
MUNICIPAL SECURITIES 1.0%
Illinois 0.1%
Illinois HFA, Central DuPage Health, AR, 7.49%, 11/1/38	1,850	1,850
		1,850
Indiana 0.4%
Indiana Health & Ed. Fac. Fin. Auth., Clarian Health, AR
7.99%, 2/15/21 (3)	6,125	6,125
		6,125
Pennsylvania 0.3%
Pennsylvania, 5.00%, 1/1/18 (Prerefunded 1/1/13) (4)	4,500	4,828
		4,828
Texas 0.2%
Harris County Health Fac. Dev., Christus Health, AR
7.25%, 7/1/36 (5)	4,000	4,000
		4,000
Total Municipal Securities (Cost $16,803)		16,803
SHORT-TERM INVESTMENTS 10.3%
Money Market Funds 10.3%
T. Rowe Price Reserve Investment Fund, 3.80% (6)(7)	169,986	169,986
Total Short-Term Investments (Cost $169,986)		169,986
Total Investments in Securities
101.7% of Net Assets (Cost $1,659,821)		$1,683,001

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$66,078 and represents 4.0% of net assets.
(2)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	Insured by MBIA Insurance Corp.
(4)	Prerefunded date is used in determining portfolio maturity.
(5)	Insured by Financial Security Assurance Inc.
(6)	Seven-day yield
(7)	Affiliated Companies
AR	Auction Rate security with an interest rate reset feature through a modified Dutch auction at predetermined short-term intervals; rate shown is effective rate at period-end.
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CMO	Collateralized Mortgage Obligation
FRN	Floating-Rate Note
HFA	Health Facility Authority
IO	Interest Only security for which the fund receives interest on notional principal
MXN	Mexican Peso
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $33,536 (2.0% of net assets) at period-end - see Note 2.
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%	NOTIONAL AMOUNT	VALUE

Credit Default Swaps 0.0%

Deutsche Bank, Protection Bought (Relevant Credit: BNP
Paribas, FRN, 4.446%, 10/20/08), Pay 0.64%, Receive upon
credit default, 3/20/13	(5,300)	32

Deutsche Bank, Protection Bought (Relevant Credit: Halliburton
Company, 5.50%, 10/15/10), Pay 0.46%, Receive upon credit
default, 6/20/13	(5,300)	54

Goldman Sachs, Protection Bought (Relevant Credit: Altria
Group, 11/4/13), Pay 0.56%, Receive upon credit
default, 12/20/14	(5,425)	101

Goldman Sachs, Protection Sold (Relevant Credit: Reynolds
American 7.625%, 6/1/16), Receive 1.13%, Pay upon credit
default, 12/20/14	5,425	(140)

Merrill Lynch, Protection Bought (Relevant Credit: CBS Corp.
4.625%, 5/15/18), Pay 1.27%, Receive upon credit
default, 6/20/13	(2,650)	64

Merrill Lynch, Protection Sold (Relevant Credit: Lehman
Brothers, 6.625%, 1/18/12), Receive 1.00%, Pay upon credit
default, 12/20/08	3,750	(48)

Total Swaps (Premium Paid/Received $0)		63

Open Forward Currency Exchange Contracts at February 29, 2008 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
State Street Bank	3/3/08	USD	8,197	AUD	8,918	$(156)

Net unrealized gain (loss) on open
forward currency exchange contracts						$(156)

(7) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Reserve Investment
Fund, 3.80%	¤	¤	$ 5,787	$ 169,986	$ 133,176

Totals			$ 5,787	$ 169,986	$ 133,176

¤	Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying notes include the following amounts related to affiliated companies:

Investment in securities, at cost	$169,986
Dividend income	5,787
Interest income	-
Investment income	$5,787
Realized gain (loss) on securities	$-
Capital gain distributions from
mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Short-Term Bond Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Short-Term Bond Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds. Eligible security collateral generally includes debt securities issued by the U.S. government or related agencies. At February 29, 2008, no such collateral was received.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

NOTE 3 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $1,659,821,000. Net unrealized gain aggregated $23,110,000 at period-end, of which $32,535,000 related to appreciated investments and $9,425,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	April 23, 2008